Vanguard® New York Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.0%)
New York (97.5%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/27	3,000	3,268
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/28	1,900	2,120
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/53	7,500	8,289
	Blind Brook-Rye Union Free School District GO	2.250%	10/15/33	2,000	1,700
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	650	722
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/40	500	433
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	7,000	6,772
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,000	3,149
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jefferson Ferry Project)	5.250%	11/1/31	675	693
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,686
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,094
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	380
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,181
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	1,225	958
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	8,170
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,509
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	5,615	3,861
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,563
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	5,735	2,060
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	2,000	679
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	685	626
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,339
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	3,200	2,904
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,725	1,466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	752
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,900	1,485
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	5,865	4,621
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	2,320	1,690
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	2,253
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,095	1,476
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	645
[1]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	15
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/34	175	182
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	273
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	100	96
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/35	540	586
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/36	400	376
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/42	1,350	1,408
	Build NYC Resource Corp. Charter School Aid Revenue	5.250%	7/1/52	1,000	1,035
	Build NYC Resource Corp. Charter School Aid Revenue	5.250%	7/1/57	5,250	5,412
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/62	1,750	1,789
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/31	1,900	1,790
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/41	3,750	3,055
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/51	6,905	5,076
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	3,020	2,149
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/31	2,200	2,130
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/36	565	570
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/41	600	588
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/51	1,200	1,124
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/43	2,070	2,071
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	1,917
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,220	1,940
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	3,410	2,767
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,325	1,332
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,000	1,005
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	753
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	102
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	89
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	80
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	133
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	167
	Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	486
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	948
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,324
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	514
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,028
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,251
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	4,000	3,640
[3]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	3.400%	3/7/24	6,110	6,110
	Chemung County NY GO BAN	4.250%	8/29/24	3,000	3,001
[3]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.980%	3/1/24	15,200	15,200
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	263
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	231
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,229
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	471
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	261
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,453
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	3,220	3,338
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	2,043
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,000	2,020
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	505
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	307
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	805	828

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	977
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	515
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	391
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	592
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	246
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	205
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	148
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/24	500	503
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/25	500	513
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/26	755	790
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/27	750	802
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/28	600	653
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/29	500	554
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/31	400	458
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	600
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	292
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,271
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	7,524
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,355	1,171
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	6,265	6,010
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,805	3,535
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,600	6,839
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	658
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,010
East Hampton NY GO	2.125%	8/15/35	1,000	822
East Meadow Union Free School District GO	2.000%	6/15/36	1,110	870
Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	620
Fayetteville-Manlius Central School District BAN GO	4.750%	7/18/24	1,000	1,004
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	4,000	4,185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	438
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	222
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	279
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/40	715	726
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/41	555	562
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	715
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	1,798
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,179
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	1,340	1,387
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/31	600	618
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	381
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	810	830
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	1,890	1,912
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	435	439
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	889
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	14,839
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	3,790
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	13,000	13,607
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	13,430	13,977
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	17,405	17,686
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	250	247
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	2,847
	Ithaca City School District GO BAN	4.500%	7/12/24	3,000	3,011
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/42	1,000	769
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,347
	Kings Point NY BAN GO	4.250%	7/19/24	1,000	1,002
	Lloyd NY BAN GO	4.500%	2/7/25	1,210	1,219
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	19,646
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,025
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	14,183
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	5,000	5,404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,080
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	808
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,131
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,615
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,089
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,473
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,314
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	2,315	2,401
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,306
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	750	773
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	5,000	5,356
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/40	3,740	3,253
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/41	1,350	1,372
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	7,849
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/43	3,225	3,661
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	5,497
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,350	5,284
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	6,205	5,924
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	13,300	12,534
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/27	3,720	3,927
[4]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.750%	9/1/38	1,305	1,292
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	424
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	922
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	26
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	43
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	2,889
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	81
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,600	2,745
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	1,013
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	10,394

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	989
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	513
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	1,853
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,113
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	637
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,000	5,256
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/39	4,775	4,944
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/40	400	410
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	14,440	15,020
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/43	9,615	9,686
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,129
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	9,021
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	916
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,023
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	1,985
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	590	633
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	920	966
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	7,225	7,430
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,755	4,980
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,650	1,785
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,557
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,047
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	1,979
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,085	1,114
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	371
Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/32	145	141
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	5,500	5,613
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	356
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,500	2,785
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	5,000	5,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	2,745	2,489
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	2,110	1,897
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	1,020	886
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	5,000	5,002
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,000	1,990
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	210	210
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	2,530	2,499
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	1,000	979
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	1,745	1,845
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,845	3,752
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,500	2,440
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,946
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	6,125	6,218
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	1,924
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	3,000	3,147
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,300	3,160
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,000	1,915
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	1,250	1,212
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,000	2,091
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,790	4,550
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	1,000	946
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,117
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,555
[2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.360%	3/7/24	6,000	6,000
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.420%	3/7/24	2,975	2,975
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.420%	3/7/24	2,945	2,945
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	3.780%	3/1/24	3,770	3,770
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	3.780%	3/1/24	12,810	12,810
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	3.300%	3/7/24	8,000	8,000
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/44	8,000	8,179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,084
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,065
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	1,822
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,326
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	625
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,422
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,011
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,205	1,064
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,064
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	11,145	10,819
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	7,000	7,622
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	75	78
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/33	300	292
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/35	100	96
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	3,880	3,130
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	6,380	4,843
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	7,885	7,088
	Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,533
	Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,415
[3,5]	MTA Hudson Rail Yards Trust Obligations Lease Revenue TOB VRDO	3.360%	3/7/24	6,800	6,800
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	928
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	125
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,908
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,506
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,697
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,571
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,757
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,004
[1,3]	Nassau County NY Ad Valorem Property Tax Revenue TOB VRDO	3.500%	3/7/24	9,330	9,330
	Nassau County NY GO	5.000%	10/1/36	5,685	6,083
	Nassau County NY GO	4.000%	4/1/40	1,525	1,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nassau County NY GO	5.000%	4/1/41	1,500	1,695
	Nassau County NY GO	5.000%	4/1/42	1,500	1,687
	Nassau County NY GO	5.000%	4/1/43	1,220	1,365
[1]	Nassau County NY GO	4.000%	4/1/44	6,720	6,709
[1]	Nassau County NY GO	5.000%	4/1/49	5,000	5,340
	Nassau County NY GO	4.000%	4/1/53	7,000	6,690
[1,3]	Nassau County NY GO TOB VRDO	3.500%	3/7/24	5,685	5,685
	Nassau County NY GO, Prere.	5.000%	4/1/24	1,740	1,742
[3]	Nassau County NY Revenue TOB VRDO	3.900%	3/1/24	11,200	11,200
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	330
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	339
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	430
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	380
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,148
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,010
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/41	2,245	2,464
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,395
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,100
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	650	750
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	525	599
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	335	378
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,195
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	640	632
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	1,880	1,812
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	2,965	2,861
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,230	3,121
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,550	1,500
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,210	1,175
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	1,855	1,800
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,001
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/31	500	421
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,230	1,194
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	940	868
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/31	1,285	1,198
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	2,930	2,887
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/35	750	582
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	1,528
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/36	4,510	3,653
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/37	2,100	1,873
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	3,920	3,433
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	928
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	3,640	2,773
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	359
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	7,000	5,030
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,245	9,982
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	714
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	9,000	6,410
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,397
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	4,000	2,836
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/47	2,500	2,011
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/47	2,000	2,050
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	3,880	3,609
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,425	7,024
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.700%	11/1/48	1,000	1,024
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,210	2,746
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,365	3,159
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	6,135	4,437
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	3,184
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	4,300	2,949
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/50	3,625	2,674
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,930	6,944
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	3,000	2,095
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	11,400	9,065
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	8,000	5,218
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/52	1,000	820
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/52	3,000	3,085
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	12,365	12,656
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/53	1,000	1,027
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/54	2,160	1,577
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	2,505	2,142
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	1,659
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/55	4,070	2,981
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	1,284
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	1,662
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,322
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	4,680	4,474
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	14,450	13,718
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,000	951
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	8,745	8,203
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	4,968
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,200	7,083
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	4,690	4,663
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	7,390	7,313
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	6,000	6,021
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,007
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	3,605	3,674
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	8,235	8,254
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	2,415	2,206
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	2,000	2,027
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	2,000	2,064
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,000	1,052
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	4,610	4,421
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/34	3,255	3,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/35	1,705	1,614
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	3,000	2,800
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	5,585	5,088
[1]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	2,890	2,117
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	5,045	4,405
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,915	1,643
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	11,390	9,049
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	835
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	1,500	1,564
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,780	2,893
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	2,125
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	590	479
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	3,601
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,261
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,980	3,894
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	7,750	7,415
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,050	5,447
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	15,000	11,132
[7]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	930	876
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,684
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	2,970
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	301
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	317
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	10,000	10,601
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	12,500	13,209

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	10,040	10,226
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	7,500	7,639
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,900	4,253
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,100	1,192
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,610	7,028
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,500	3,792
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	1,175	1,188
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	7,390	7,479
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	4,740	4,796
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,150	2,169
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	930	938
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,300	7,366
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	4,125	4,162
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,850	2,874
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	1,030	1,036
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	1,375	1,556
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	6,535	5,484
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	10,000	10,001
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	6,700	6,707
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	2,245	2,471
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,000	9,815
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	2,120	1,954
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	10,825	11,551
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,200	943
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,125	884
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	5,000	4,893
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	1,000	1,068
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,410	2,585
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	2,000	1,559
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	90	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	21,760	21,157
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	2,215	2,456
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	10,525	11,757
[5]	New York City Municipal Water Finance Authority Water Revenue VRDO	3.450%	3/1/24	400	400
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.450%	3/1/24	22,905	22,905
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.650%	3/1/24	2,100	2,100
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.650%	3/1/24	1,000	1,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.680%	3/1/24	2,000	2,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.700%	3/1/24	1,400	1,400
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.750%	3/1/24	4,700	4,700
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.750%	3/1/24	2,200	2,200
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,092
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	5,409
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	5,208
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	5,000	5,385
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,256
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	4,470	4,508
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	7,278
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	1,840	1,487
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	1,505	1,189
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,089
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	2,500	2,731
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,270
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	1,190	1,222
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,063
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	8,616
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	619
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,219
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	14,130	14,968
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,104

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	7,510	6,791
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,925	2,038
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,470	1,592
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	321
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,400	3,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	10,518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	1,880	1,931
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	5,814
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	1,600	1,627
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	2,981
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,010	2,128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,300	2,424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,075
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,691
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	10,389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	6,015	5,661
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	690	718
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,000	1,043
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	2,100	2,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,090	1,129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,000	2,177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	12,845	13,336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	3,081
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	465	480
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,000	3,201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	475	481
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	4,920
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	2,600	2,629
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,126
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,408
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	13,315	14,123
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	1,415	1,616
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	7,610	8,099
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,000	3,192
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	415	419
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	3,325	3,752
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,770	2,004
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,308
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,000	3,184
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	895	898
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,760	1,977
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	10,470	10,498
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	3,500	3,975
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	6,170	6,192
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,696
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,600	1,585
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,195	1,184
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,000	5,186
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,695	1,895
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	1,475	1,462
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,270	1,415
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	1,850	1,818
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	5,000	5,209
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,400	2,361
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	5,000	5,735

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	5,855	4,788
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	3,470	3,767
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,135	4,016
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	5,000	5,525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	3,860	2,995
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,735	1,672
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,190	1,147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	8,000	7,709
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	5,730	5,465
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	3,000	3,227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.700%	3/1/24	1,000	1,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.720%	3/1/24	200	200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.750%	3/1/24	2,300	2,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.750%	3/1/24	7,855	7,855
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.780%	3/1/24	4,300	4,300
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,000	1,119
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	2,000	2,261
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	5,000	5,834
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	4,350	5,038
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	1,780	2,074
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,250	1,444
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,250	1,430
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	5,000	5,616
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/43	4,000	4,588
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/48	2,000	2,187
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	7,365	8,154
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	2,740	3,034
New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	11,425	12,608
New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	10,000	10,028
New York City Transitional Finance Authority Income Tax Revenue	4.250%	2/1/54	3,000	2,943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	629
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	290
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	565
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	422
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	391
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,144
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	290	325
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,235
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	3,100	3,251
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	490	546
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	900	996
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,255	2,480
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,264
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	661
	New York City Trust for Cultural Resources Recreational Revenue	4.000%	7/1/46	1,835	1,700
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,400	1,427
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/32	3,540	3,613
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	4,751
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	2,751
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/41	2,110	2,161
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	4,228
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	6,000	1,700
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	2,879
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	8,020	8,242
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/42	520	517
	New York GO	5.000%	3/1/45	3,000	3,311
	New York GO	5.250%	3/1/48	3,000	3,345
	New York GO	5.250%	3/1/53	10,000	11,038
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	3,000	2,505
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	8,000	6,311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	2,000	1,533
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	3,655	2,882
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,110	6,133
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	8,306	10,036
[8]	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	17,325	16,098
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	12,885	11,902
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	11,080	10,078
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	6,175	4,569
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,170	1,005
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,205	1,045
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	5,355	5,363
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,000	10,577
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	1,000	874
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	4,000	3,482
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	3,229
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	2,540
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	10,900	8,690
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	12,700	9,610
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,180	2,441
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,155	2,421
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	12,150	9,033
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	5,460	4,153
[1,2,3]	New York Liberty Development Corp. Lease (Appropriation) Revenue TOB VRDO	3.420%	3/7/24	2,500	2,500
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	43,500	51,644
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.200%	3/13/24	10,000	10,000
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	275	222
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	1,500	1,205
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/38	1,295	1,178
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	2,982
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/43	1,500	1,509

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/43	3,000	3,065
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.850%	10/1/44	1,350	1,051
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/45	5,000	3,489
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	10/1/45	3,855	3,738
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,490	2,506
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	1,420	1,405
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.800%	10/1/48	6,535	6,033
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,285	1,327
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.600%	10/1/49	2,500	2,509
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	6,530	6,297
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	8,510	8,239
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/53	1,500	1,503
New York NY GO	5.000%	8/1/26	3,140	3,262
New York NY GO	5.000%	8/1/26	3,875	4,057
New York NY GO	5.000%	8/1/26	1,630	1,707
New York NY GO	5.000%	1/1/27	3,500	3,701
New York NY GO	5.000%	8/1/27	600	643
New York NY GO	5.000%	9/1/27	3,805	4,082
New York NY GO	5.000%	8/1/28	2,320	2,522
New York NY GO	5.000%	8/1/28	2,260	2,479
New York NY GO	5.000%	8/1/29	5,070	5,309
New York NY GO	5.000%	8/1/29	5,195	5,634
New York NY GO	5.000%	8/1/29	3,000	3,357
New York NY GO	5.000%	8/1/29	3,400	3,805
New York NY GO	5.000%	8/1/29	1,000	1,119
New York NY GO	5.000%	12/1/29	1,360	1,499
New York NY GO	5.000%	8/1/30	5,050	5,282
New York NY GO	5.000%	8/1/30	4,720	4,937
New York NY GO	5.000%	8/1/30	4,000	4,334
New York NY GO	5.000%	8/1/30	2,000	2,275
New York NY GO	4.000%	8/1/31	2,775	2,834
New York NY GO	5.000%	8/1/31	7,810	8,341
New York NY GO	5.000%	8/1/31	1,440	1,559
New York NY GO	5.000%	8/1/31	3,000	3,417
New York NY GO	5.000%	8/1/31	1,815	2,096
New York NY GO	5.000%	12/1/31	4,770	5,021
New York NY GO	5.000%	1/1/32	2,000	2,204
New York NY GO	4.000%	8/1/32	1,935	1,974
New York NY GO	5.000%	8/1/32	1,250	1,379
New York NY GO	5.000%	8/1/32	3,735	4,039
New York NY GO	5.000%	12/1/32	1,240	1,361
New York NY GO	3.250%	3/1/33	3,000	3,023
New York NY GO	5.000%	8/1/33	1,000	1,103
New York NY GO	5.000%	8/1/34	2,260	2,491
New York NY GO	3.000%	3/1/35	3,145	3,072
New York NY GO	4.000%	8/1/35	1,830	1,936
New York NY GO	5.000%	8/1/35	2,000	2,248

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	4.000%	10/1/35	2,085	2,188
New York NY GO	5.000%	12/1/35	2,500	2,628
New York NY GO	4.000%	3/1/36	1,500	1,573
New York NY GO	4.000%	8/1/36	1,385	1,453
New York NY GO	5.000%	8/1/36	1,235	1,443
New York NY GO	5.000%	10/1/36	5,000	5,322
New York NY GO	5.000%	10/1/36	2,590	2,856
New York NY GO	5.000%	10/1/36	1,650	1,903
New York NY GO	5.000%	3/1/37	7,500	8,032
New York NY GO	5.000%	4/1/37	3,575	3,832
New York NY GO	4.000%	8/1/37	8,180	8,497
New York NY GO	4.000%	8/1/37	2,500	2,610
New York NY GO	5.000%	8/1/37	4,000	4,158
New York NY GO	5.000%	8/1/37	1,000	1,161
New York NY GO	5.000%	12/1/37	3,490	3,650
New York NY GO	4.000%	3/1/38	5,240	5,424
New York NY GO	5.000%	3/1/38	7,500	7,999
New York NY GO	5.000%	3/1/38	2,000	2,209
New York NY GO	5.000%	4/1/38	1,000	1,068
New York NY GO	4.000%	8/1/38	2,760	2,856
New York NY GO	5.000%	8/1/38	17,395	18,042
New York NY GO	5.000%	10/1/38	6,500	6,863
New York NY GO	5.000%	10/1/38	2,910	3,173
New York NY GO	5.000%	3/1/39	6,360	6,763
New York NY GO	5.000%	3/1/39	3,000	3,295
New York NY GO	4.000%	8/1/39	2,865	2,952
New York NY GO	5.000%	10/1/39	2,220	2,415
New York NY GO	5.000%	10/1/39	8,910	9,382
New York NY GO	5.250%	10/1/39	1,000	1,156
New York NY GO	4.000%	8/1/40	5,000	5,083
New York NY GO	4.000%	8/1/40	1,155	1,179
New York NY GO	4.000%	8/1/40	9,400	9,618
New York NY GO	5.000%	8/1/40	1,500	1,705
New York NY GO	4.000%	10/1/40	3,000	3,045
New York NY GO	3.000%	3/1/41	5,010	4,334
New York NY GO	4.000%	8/1/41	2,035	2,063
New York NY GO	4.000%	8/1/41	2,500	2,539
New York NY GO	5.000%	8/1/41	1,000	1,129
New York NY GO	3.000%	10/1/41	2,250	1,941
New York NY GO	5.250%	10/1/41	1,070	1,219
New York NY GO	5.000%	12/1/41	10,000	10,370
New York NY GO	5.000%	12/1/41	4,850	5,177
New York NY GO	4.000%	3/1/42	1,500	1,513
New York NY GO	5.000%	3/1/42	2,000	2,179
New York NY GO	4.000%	4/1/42	8,000	8,096
New York NY GO	5.000%	8/1/42	1,000	1,116
New York NY GO	5.250%	9/1/42	6,240	7,040
New York NY GO	5.000%	10/1/42	8,000	8,615
New York NY GO	5.250%	10/1/42	2,250	2,541
New York NY GO	5.000%	3/1/43	1,000	1,075
New York NY GO	5.000%	3/1/43	10,180	11,057
New York NY GO	5.000%	4/1/43	8,140	8,579
New York NY GO	5.250%	4/1/43	11,815	13,365
New York NY GO	5.000%	8/1/43	17,145	18,370
New York NY GO	5.000%	8/1/43	2,340	2,526
New York NY GO	5.000%	8/1/43	1,000	1,111
New York NY GO	5.000%	10/1/43	8,000	8,588
New York NY GO	5.250%	10/1/43	1,000	1,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	4.000%	3/1/44	7,000	7,005
	New York NY GO	5.000%	3/1/44	1,785	1,877
	New York NY GO	5.250%	4/1/44	5,825	6,550
	New York NY GO	5.000%	8/1/44	1,000	1,104
	New York NY GO	3.000%	3/1/45	4,880	4,002
	New York NY GO	4.000%	4/1/45	6,840	6,777
	New York NY GO	5.000%	8/1/45	5,000	5,493
	New York NY GO	5.000%	8/1/46	2,500	2,737
	New York NY GO	4.000%	9/1/46	6,940	6,839
	New York NY GO	4.000%	3/1/47	3,080	3,030
	New York NY GO	5.000%	8/1/47	9,515	10,221
	New York NY GO	5.000%	8/1/47	6,000	6,545
	New York NY GO	5.250%	10/1/47	10,000	11,052
	New York NY GO	5.000%	8/1/48	5,000	5,440
	New York NY GO	4.500%	5/1/49	2,675	2,743
	New York NY GO	3.000%	8/1/50	4,000	3,087
	New York NY GO	4.000%	8/1/50	5,700	5,566
[2]	New York NY GO	4.000%	8/1/50	2,000	1,966
	New York NY GO	3.000%	3/1/51	2,235	1,713
	New York NY GO	5.000%	8/1/51	14,735	15,941
	New York NY GO	4.125%	8/1/53	6,125	6,022
[9]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	1,650	1,684
[5]	New York NY GO VRDO	3.450%	3/1/24	400	400
[5]	New York NY GO VRDO	3.650%	3/1/24	22,500	22,500
	New York NY GO VRDO	3.650%	3/1/24	700	700
	New York NY GO VRDO	3.750%	3/1/24	15,000	15,000
	New York NY GO VRDO	3.750%	3/1/24	1,020	1,020
	New York NY GO VRDO	3.750%	3/1/24	10,300	10,300
	New York NY GO VRDO	3.780%	3/1/24	6,470	6,470
	New York NY GO VRDO	3.780%	3/1/24	1,820	1,820
	New York NY GO VRDO	3.780%	3/1/24	2,230	2,230
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/27	1,785	1,944
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/28	1,000	1,114
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/29	1,000	1,138
[1]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/39	800	953
[1]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/41	1,000	1,176
[1]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/43	1,400	1,627
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	6,310	6,247
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/48	5,000	5,560
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	10,065	9,898
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/53	5,000	5,504
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	15,815	15,250
[1]	New York Power Authority Electric Power & Light Revenue	5.125%	11/15/58	10,500	11,606
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	6,274
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	3,325	3,174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York Power Authority Electric Power & Light Revenue	5.125%	11/15/63	5,000	5,505
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/36	2,440	2,551
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	4,000	3,901
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,789
	New York State Bridge Authority Highway Revenue	4.000%	1/1/33	1,285	1,368
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	705
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	315	316
[10]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	700	703
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,271
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	615	625
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,595	2,652
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	650	663
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,026
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	655	668
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	520
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	499
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	361
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	2,445	2,446
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	418
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	312
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,661
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,052
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	902
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	25	26
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	465	473
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	300	314
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	521
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	546
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	541
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	316
[10]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/30	1,040	1,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,040
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,039
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	994
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	370
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	1,938
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	346
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	514
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,229
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,030	1,093
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,425	1,447
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,500	1,582
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,397
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	593
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	236
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	583
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,120
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	1,000	1,020
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,067
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	540
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	312
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,586
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,000	1,117
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,046
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	511
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	335
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,609
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,550	1,592
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	236
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	750	829
[11]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	470	531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	407
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	614
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,000	2,050
[11]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	960	1,077
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	5,385
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,736
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	16
[11]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	650	724
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	120	122
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,288
[11]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	760	837
[12]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	3,410	4,104
[11]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	850	931
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,315
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/42	1,185	1,198
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	5,000	5,401
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	305
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	10
[11]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,090
[11]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	900	977
[11]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/44	900	973
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,419
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	3,233
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	5,040	4,998
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,619
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,283
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	4,500	4,276
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	3,484
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/48	4,465	4,325
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	7,500	9,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,250	2,104
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,000	5,309
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	7,000	7,402
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	3,095	3,074
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	10,830	12,978
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	5,445	4,975
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,505	2,683
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/57	1,000	969
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,340	1,390
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	705	690
[3]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.950%	3/1/24	11,400	11,400
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	503
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,005
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	503
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,121
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	1,814
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,275	1,292
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,450	1,469
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	750	770
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	15
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	5
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	215
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	215
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	800	801
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,135	2,169
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	811
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,225	3,303
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,480	2,522
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	728
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,640	1,707
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	520
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,225	2,264
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	562
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	467
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	1,882
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	467
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	200	208
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,188
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,650	2,693
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	775
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	2,001
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	353
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	390	406
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	725
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	3,610
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,650	1,955
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	832
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	110	114
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	854
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	779
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,075
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,040
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	982
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,658
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,058
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	6,135	6,075
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	404
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,015	1,035
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	5,750	5,671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	296
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,941
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	583
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	531
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	485
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	427
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,400	1,177
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	5,227
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	10,275	9,873
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	3,171
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	3,646
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	3,630	2,800
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	5,000	3,995
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	3,731
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	7,525	7,305
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/50	5,000	3,737
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	6,180	5,421
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	7,500	7,226
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	3,000	2,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	6,480	6,350
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	7,000	7,431
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	8,500	8,226
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	7,570	7,748
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.850%	3/7/24	16,750	16,750
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,095	5,344
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	5,000	5,587
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,500	1,604
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,898
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	5,220
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	4,985	5,128

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	7,575	8,094
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	1,900	1,943
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	4,650	5,256
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	3,654
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	4,417
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	5,245
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,113
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,025
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	5,444
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	8,925	9,324
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,500	2,570
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,065	2,242
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	10,177
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	2,140	2,242
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	3,100	2,697
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/41	2,600	2,634
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,500	2,796
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	523
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,538
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	7,500	7,554
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	670	675
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,490	2,601
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,150	5,129
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,620	5,597
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	3,500	3,689
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	7,020	6,907
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	4,896
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	4,725	5,028
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	2,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	4,125	4,004
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	4,000	3,121
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,834
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/29	4,870	5,439
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/30	5,000	5,713
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,285	1,405
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/34	1,290	1,409
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,175	1,283
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	4/1/35	1,055	1,086
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	645	662
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	4,160	4,658
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,508
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	5,000	5,464
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,000	2,009
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	5,000	5,499
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/49	4,665	4,592
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/52	3,435	3,155
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	3,115	3,288
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/40	1,000	1,118
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/41	1,950	2,170
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/42	835	925
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/43	505	556
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,116
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	628
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	4.000%	10/1/34	1,125	1,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	544
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	4.000%	10/1/35	900	940
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,502
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,667
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	5,430
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	5,260	5,315
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	10,415	10,435
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	6
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,647
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,500	1,681
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,225	1,373
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	800	833
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/43	1,260	1,324
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/48	2,200	2,408
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	434
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	4,865	5,180
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	327
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,390
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,305	2,405
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,052
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	7,202
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	3,773
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,141
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,333
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	4,832
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	6,000	6,253
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,317
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,339
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	1,900	2,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	6,500	6,742
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,195	1,263
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,232
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	17,315	18,245
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	10,715	10,959
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/51	1,500	1,461
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/28	2,455	2,713
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,080
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,076
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	5,722
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,084
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	11,945
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/47	5,000	4,925
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	5,000	5,543
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/53	5,000	5,453
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,625	3,465
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,077
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,006
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,358
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/34	1,250	1,121
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/39	745	629
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	913
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	3,281
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/40	1,535	1,364
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/42	600	611
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,089
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,270	2,168
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	11/1/43	1,945	1,985
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,485	1,236
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/44	1,275	1,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	4,990	3,514
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/46	2,545	1,783
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,955	2,804
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	2,000	1,434
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	11/1/47	750	774
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,435	2,239
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,480	1,361
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,345	1,268
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/48	1,000	1,007
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	13,755	10,752
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	4,140
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/49	2,560	2,304
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/49	2,075	1,864
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	677
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	835
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	3,790	2,655
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,395	2,557
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	2,895	1,905
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,500	987
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	3,034
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	770	513
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,165	2,183
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/57	3,000	2,834
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/61	1,500	1,028
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,170	1,096
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	3,275	3,148
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	8,505	8,510
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	1,490	1,485
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	1,980	1,987
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	7,395	7,384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	3,400	3,456
[11]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	5/1/29	2,000	2,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	8,050	8,076
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/62	1,320	1,320
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,260
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	1,755
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	2,993
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	5,226
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	7,920	8,172
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	1,946
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,560	2,641
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,360
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,343
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,307
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	150	151
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	7,375	7,495
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	7,500	7,600
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	1,750	1,760
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,435	4,448
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	3,375	3,383
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,300	1,470
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	5,000	4,999
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	1,000	1,124
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	1,790	1,998
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	1,495	1,663
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,575	3,567
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,000	3,935
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,285	1,275
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,835	1,805
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,000	788
	New York State Thruway Authority Highway Revenue	4.000%	1/1/46	3,220	3,164
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	5,000	4,866
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	5,000	3,785
	New York State Thruway Authority Highway Revenue	5.000%	1/1/49	3,050	3,334
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	10,000	9,622
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	1,968
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	2,000	1,507
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,480	2,678
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,585	1,921
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	4,945	4,716
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	1,943
	New York State Thruway Authority Highway Revenue	5.250%	1/1/54	6,000	6,629
	New York State Thruway Authority Highway Revenue Tolls	5.000%	1/1/46	10,000	10,163
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	2,500	2,504
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/48	4,000	4,364
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/50	3,635	3,527
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	10,000	10,743
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	8,920	8,658
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	10,200	10,373
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,000	3,029
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	1,360	1,362
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	5,165	5,097
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	3,000	2,411
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	5,000	3,946
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	3,537
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	1,000	1,071
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,061
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	2,885	2,964
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	1,789

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	11,195	12,266
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,810	1,928
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,047
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,255	1,369
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	5,900	6,266
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	3,000	2,972
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	4,750	3,769
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	1,800	1,431
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/48	2,305	2,518
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/41	10,200	11,602
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/43	5,875	6,611
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/50	5,050	5,545
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/51	2,405	2,636
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/53	6,710	7,329
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	505	525
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,466
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	1,007
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	3,065	3,322
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	4,269
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	11,295	11,283
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,320	10,194
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,500	2,463
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	7,500	7,355
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	1,725	1,357
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,150	4,011
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,394
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	750	783
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	1,210	1,320
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/30	1,000	1,099
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	4,655	5,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/35	2,505	2,709
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	505	542
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/39	3,940	3,884
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	3,000	2,925
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	3,295	3,186
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	4,920	4,718
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	3,795	2,798
[3,5]	Niagara Country Industrial Development Agency Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.970%	3/1/24	12,800	12,800
[3,5]	Niagara Country Industrial Development Agency Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.970%	3/1/24	18,880	18,880
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,276
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	1,250	1,155
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,015
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,013
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,000	3,585
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/28	450	458
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	475	483
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/30	450	457
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	690	740
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	531
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	561
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	575	583
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	317
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	587
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/34	330	328
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	317
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	618
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	635	644
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	433
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	648
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	426

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	350	343
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	366
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	290
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	292
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	261
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	200	190
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	327
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	500	468
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	278
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/41	250	229
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/42	530	480
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/46	500	505
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/51	725	726
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	670	670
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	4,980	4,546
Onondaga County NY GO	4.000%	6/15/43	550	560
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/41	700	708
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/43	4,405	4,754
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	6,580	7,058
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,159
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,499
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,226
Onondaga County Water Authority Water Revenue	2.500%	9/15/51	1,510	1,018
Philipstown NY BAN GO	4.500%	1/17/25	1,036	1,044
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	3,000	3,258
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	3,000	3,331
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	4,590
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,400	3,577
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	1,335	1,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,470	1,708
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,640	1,901
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,000	3,045
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	485	494
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/40	1,000	1,151
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,291
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	10,180	10,393
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,325	3,762
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/42	800	909
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	4,000	4,497
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	4,225	4,234
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	8/1/45	1,000	1,042
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,785	2,732
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,436
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	5,000	5,521
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,710	6,219
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	5,351
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,000	4,193
	Riverhead IDA Economic Job Development Corp. Local or Guaranteed Housing Revenue	4.500%	2/1/41	4,750	4,816
	Rockland County NY GO	4.000%	4/1/24	240	240
	Rockland County NY GO	4.000%	4/1/25	255	258
	Rockland County NY GO	4.000%	4/1/26	265	271
	Rockland County NY GO	4.000%	4/1/27	270	280
	Rockland County NY GO	4.000%	4/1/28	285	300
	Rockland County NY GO	4.000%	4/1/29	300	319
	Rockland County NY GO	4.000%	4/1/30	310	334
	Rockland County NY GO	4.000%	4/1/32	335	358
[1]	Rockland County NY GO	3.000%	6/15/32	2,815	2,780
	Rockland County NY GO	4.000%	4/1/35	385	405
	Rockland County NY GO	4.000%	4/1/36	410	428
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	10
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	65	66
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	239
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	190
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	244
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	547
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,469
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,302
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	1,795
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/52	1,000	1,100
[1]	Schenectady NY GO	3.000%	5/1/31	635	628
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	323
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	689
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	469
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	865
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,572
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	566
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	106
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	80
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	285	304
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	100	107
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	275	296
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	107
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	265	284
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	107
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	250	268
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	160
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	250	267
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	249
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,506
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,012
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	731
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	160	163
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,015
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	173
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,500	1,475
[2]	Suffolk County NY GO	4.000%	4/1/30	4,420	4,551
[2]	Suffolk County NY GO	4.000%	4/1/31	4,590	4,710
[1]	Suffolk County NY GO	3.000%	6/15/31	250	243
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,250	1,278
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,000	1,011
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,250	1,257
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,250	1,251
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/41	1,300	1,293
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,000	1,864
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,455	4,505
	Syosset Central School District GO	2.000%	12/15/34	1,000	819
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/34	1,200	1,243
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/35	1,000	1,033
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	522
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,500	1,522
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/39	1,500	772
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,636
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	2,500	2,588
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	1,000	1,060
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	1,000	1,085
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,000	2,220
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,204
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,137
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,132
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	169
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,400	1,489
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	2,790	2,968
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	1,000	1,063
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	5,442
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	4,010	4,129
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	1,000	1,147
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,510	2,567
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,175	1,340
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,410	1,511
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	5,960	6,226
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	11,130	11,715
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	1,000	1,135
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,000	5,279
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,985	6,377
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	1,000	1,128
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,500	3,929
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,061
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,560	2,836
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	3,950	4,350
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	4,000	4,286
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,430	10,118
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	1,500	1,427
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	12,365	11,645
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	13,450	14,318
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	3,500	3,279
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	10,000	10,674
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	17,260	19,300
[5]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.450%	3/1/24	1,600	1,600
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,000	2,072

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	3,000	3,181
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,000	2,171
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	8,700	9,559
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	7,500	8,627
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	360	357
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,570
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/37	2,445	2,585
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	1,880	2,224
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	2,600	3,046
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	2,235	2,545
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/42	995	1,000
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	2,315	2,676
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/43	1,140	1,138
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	520	509
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	1,697
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	5,640	5,446
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	5,000	4,901
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	1,150	1,265
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	6,425	5,974
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	11,640	11,337
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/49	3,000	3,284
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	2,000	2,196
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,880
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/54	5,180	5,608
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,000	2,181
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	5,000	4,995
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	10,000	11,016
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	2,000	2,174
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	5,000	4,829
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	10,000	10,972

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,018
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	1,000	1,056
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	150	158
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	1,000	1,075
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	275	296
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/30	470	487
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/31	235	243
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/32	365	375
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/33	100	103
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/34	155	159
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/35	190	194
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/36	380	386
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,147
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	2,696
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	3,053
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	4,725	4,648
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,190
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	6,145
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	5,237
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,435	5,670
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,865	2,984
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,082
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	11,000	11,436
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,100	1,141
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	930
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	6,625	6,731
Utica NY BAN GO	4.500%	1/24/25	3,352	3,382
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	2,851
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,000	5,159
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	1,000	1,157
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	3,055	3,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	4,280	4,931
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/42	2,000	2,290
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/43	2,275	2,587
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/44	3,145	3,559
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/45	1,880	2,115
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/53	2,000	2,191
	Webster Central School District GO	2.000%	6/15/33	1,180	975
	Webster Central School District GO	2.000%	6/15/34	1,265	1,027
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,135
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,126
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	1,000	1,001
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	351
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	770	780
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	400	401
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,480	1,463
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	605
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	456
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,410	1,417
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,515	3,444
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	386
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,006
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	522
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,005
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	209
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,065	2,108
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	2,375	1,999
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,610	2,498
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/48	2,420	2,827
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/49	4,170	4,859
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,480	1,550
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	2,705	3,104
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/53	1,900	2,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	2,000	1,704
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	3,000	2,783
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (NewYork Blood Center Project)	5.000%	7/1/38	3,000	3,303
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/28	550	565
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,250	1,266
	Westchester County NY GO	2.000%	10/15/34	2,685	2,216
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,603
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	750
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/46	2,500	2,505
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/40	2,295	2,312
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/50	1,325	1,281
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	400	394
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	1,000	1,008
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	622
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	765	729
					4,612,769
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,005
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	595	608
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	560	538
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,256
					8,407
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	1,316	1,298
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	6,810	6,912
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,082	3,253
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	4,956	5,368
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	7,338	8,181
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	3,884	2,498
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	4,830	4,734
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	2,750	2,662
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	425	405
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	172	155
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,790	1,858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	570	594
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,415	1,482
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	550	568
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	66	65
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	5,543	4,908
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,212	996
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,096	1,592
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	650	454
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	6,870	6,821
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	4,377	1,419
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,119	1,117
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	4,298	4,276
					61,616
Total Tax-Exempt Municipal Bonds (Cost $4,736,647)					4,682,792
Total Investments (99.0%) (Cost $4,736,647)					4,682,792
Other Assets and Liabilities—Net (1.0%)					48,596
Net Assets (100%)					4,731,388
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $182,487,000, representing 3.9% of net assets.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Securities with a value of $315,000 have been segregated as initial margin for open futures contracts.
9	Step bond.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
BAN—Bond Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2024	309	33,034	8

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2024	(52)	(6,649)	(39)
				(31)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,682,792	—	4,682,792
Derivative Financial Instruments
Assets
Futures Contracts[1]	8	—	—	8
Liabilities
Futures Contracts[1]	39	—	—	39
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.